Account receivables, net	12 Months Ended
Dec. 31, 2021
Receivables, Net, Current [Abstract]
Account receivables, net
Note 4 - Account Receivables, net

	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Open accounts	899	110
Unbilled revenues	215	4
	1,114	114
Less - allowance for doubtful accounts	(37)	(6)

	1,077	108